INCOME TAXES 2 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Liabilities, Property, Plant and Equipment	$ 3,710	$ 2,360
Deferred Tax Liabilities, Regulatory Assets and Liabilities	770	456
Deferred Tax Liabilities, Tax Deferred Income	3	13
Deferred Tax Liabilities, Loss On Reacquired Debt	9	12
Deferred Tax Liabilities, Property Taxes	46	43
Deferred Tax Liabilities, Investment in Noncontrolled Affiliates	118	152
Deferred Tax Liabilities, Other	55	30
Deferred Tax Liabilities	4,711	3,066
Deferred Tax Assets, Tax Credit Carryforwards, General Business	67	22
Deferred Tax Assets, Equity Method Losses	16	16
Deferred Tax Assets, Operating Loss Carryforwards	1,898	811
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other	156	140
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	587	361
Deferred Tax Assets, Other	90	34
Deferred Tax Assets, State Income Taxes	58	58
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Allowance for Doubtful Accounts	8	8
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Loss Reserves	7	5
Deferred Tax Assets, Gross	2,887	1,455
Deferred Tax Assets, Valuation Allowance	128	82
Deferred Tax Assets, Net	2,759	1,373
Net deferred income tax liability	1,952	1,693
Deferred Tax (Assets) Liabilities, Current, Net	(148)	173
Deferred Tax (Assets) Liabilities, Noncurrent, Net	2,100	1,520
San Diego Gas and Electric Company and Subsidiary [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Liabilities, Property, Plant and Equipment	1,947	1,152
Deferred Tax Liabilities, Regulatory Assets and Liabilities	344	230
Deferred Tax Liabilities, Loss On Reacquired Debt	4	5
Deferred Tax Liabilities, Property Taxes	32	30
Deferred Tax Liabilities, Other	22	19
Deferred Tax Liabilities	2,349	1,436
Deferred Tax Assets, Tax Credit Carryforwards, General Business	16	17
Deferred Tax Assets, Operating Loss Carryforwards	446
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other	14	15
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	137	115
Deferred Tax Assets, Other	4	3
Deferred Tax Assets, State Income Taxes	31	24
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Loss Reserves	38	33
Deferred Tax Assets, Hedging Transactions	1
Deferred Tax Assets, Net	687	207
Net deferred income tax liability	1,662	1,229
Deferred Tax (Assets) Liabilities, Current, Net	26	62
Deferred Tax (Assets) Liabilities, Noncurrent, Net	1,636	1,167
Southern California Gas Company [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Liabilities, Property, Plant and Equipment	938	632
Deferred Tax Liabilities, Regulatory Assets and Liabilities	439	236
Deferred Tax Liabilities, Loss On Reacquired Debt	7	8
Deferred Tax Liabilities, Property Taxes	15	14
Deferred Tax Liabilities, Other		1
Deferred Tax Liabilities	1,399	891
Deferred Tax Assets, Tax Credit Carryforwards, General Business	14	16
Deferred Tax Assets, Operating Loss Carryforwards	34
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other	48	39
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	370	161
Deferred Tax Assets, Other	9	8
Deferred Tax Assets, State Income Taxes	18	18
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Loss Reserves	21	22
Deferred Tax Assets, Hedging Transactions	7	7
Deferred Tax Assets, Net	521	271
Net deferred income tax liability	878	620
Deferred Tax (Assets) Liabilities, Current, Net	(3)	44
Deferred Tax (Assets) Liabilities, Noncurrent, Net	$ 881	$ 576